GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Class IR, and Class R6 Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated June 24, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated February 26, 2016

Effective June 30, 2016, Andrew Braun no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Braun in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

DIVFO1PMCHG 06-16